Derivative Instruments and Hedging Activities - Net Investment Hedge Gains Recognized on Consolidated Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on net investment hedging relationships	$ 232.6	$ (295.3)	$ 58.6
Euro Notes
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on net investment hedging relationships	129.6	(151.5)	10.7
Cross Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on net investment hedging relationships	$ 103.0	$ (143.8)	$ 47.9